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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 130.4%
			Aerospace & Defense: 2.6%
1,191,000			Data Device Corp. (DDC), First Lien Term Loan, 7.500%, 06/15/18	$1,191,000	0.2
8,847,437			Delta Airlines, Inc., Corporate Term Loan, 5.000%, 04/20/17	8,969,089	1.3
2,992,500			Delta Airlines, Inc., Term Loan B-1, 6.250%, 10/15/18	3,019,621	0.5
1,500,000			DigitalGlobe Inc., Term Loan, 3.750%, 01/31/20	1,513,394	0.2
945,000			Forgings International Ltd., 2013 Replacement Dollar Term Facility Loan, 4.250%, 03/31/17	955,631	0.1
2,250,000		(1)	US Airways Group, Inc., Term Loan B1, 05/15/19	2,253,517	0.3
				17,902,252	2.6
			Air Transport: 0.3%
2,300,000			United Airlines, Inc., Term Loan, 4.000%, 03/30/19	2,327,025	0.3

			Automotive: 5.5%
1,000,000			Avis Budget Car Rental, LLC, Term Loan B, 3.750%, 03/15/19	1,007,188	0.2
1,250,000			BBB Industries, LLC, Term Loan B, 5.500%, 03/31/19	1,253,125	0.2
8,852,362			Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	8,979,615	1.3
1,620,938			FleetPride Corporation, First Lien Term Loan, 5.250%, 12/31/19	1,623,640	0.2
4,918,863			Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	4,869,675	0.7
997,380			Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	989,899	0.1
2,200,000			Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	2,223,375	0.3
4,800,681			KAR Auction Services, Inc., Term Loan B, 5.000%, 05/15/17	4,862,941	0.7
850,000		(1)	Key Safety Systems, Inc., Term Facility, 05/15/18	860,094	0.1
1,995,000			Metaldyne, LLC, Term Loan B, 5.000%, 12/15/18	2,027,419	0.3
EUR	1,496,250		Metaldyne, LLC, Term Loan E, 6.500%, 12/15/18	1,959,429	0.3
3,781,276			Remy International, Inc., Term Loan B, 4.250%, 03/05/20	3,837,995	0.6
593,150			Schrader International, Lux Term Loan, 6.250%, 04/30/18	599,823	0.1
456,278			Schrader International, US Term Loan, 6.250%, 04/30/18	461,411	0.1
550,000			TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	557,219	0.1
497,500			Transtar Holding Company, First Lien Term Loan, 5.500%, 09/30/18	504,962	0.1
487,607			UCI International, Inc., Term Loan B, 5.500%, 07/26/17	491,264	0.1
				37,109,074	5.5
			Beverage & Tobacco: 0.6%
4,000,000			ARAMARK, Term Loan D, 4.000%, 08/15/19	4,052,980	0.6

			Brokers, Dealers & Investment Houses: 0.7%
4,486,835			Nuveen Investments, Inc., First Lien Term Loan, 4.193%, 05/13/17	4,519,087	0.7

			Building & Development: 2.6%
2,775,000			American Builders & Contractors Supply Co., Inc., Term Loan B, 3.500%, 04/16/20	2,792,910	0.4
1,250,000			Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,296,875	0.2
4,858,470			Capital Automotive L.P., Term Loan, 4.000%, 04/01/19	4,909,080	0.7
2,555,035			Custom Building Products, Inc., Term Loan B, 6.000%, 12/14/19	2,586,973	0.4
1,668,625			NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	1,695,480	0.2
1,777,070			Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	1,801,505	0.3
2,892,750			Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	2,899,982	0.4
				17,982,805	2.6
			Business Equipment & Services: 16.1%
3,994,259			Acosta, Inc., Term Loan D, 5.000%, 03/02/18	4,037,529	0.6
2,415,945			Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	2,453,192	0.4
1,170,000			Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/18/18	1,191,060	0.2
1,000,000			AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	1,023,750	0.2

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets

			Business Equipment & Services (continued)
3,970,050			AlixPartners LLP, Term Loan B-2, 4.500%, 06/15/19	$4,016,369	0.6
3,259,258			Avaya Inc., Term B-3 Loan, 4.788%, 10/26/17	2,931,973	0.4
4,487,020			Avaya Inc., Term B-5 Loan, 8.000%, 03/31/18	4,599,196	0.7
2,944,118			Catalent Pharma Solutions, Inc., Dollar term-2 loan, 5.250%, 09/15/17	2,968,775	0.4
1,850,000			Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/15/19	1,865,610	0.3
5,490,000		(1)	CorpSource Finance Holdings, LLC, First Lien Term Loan, 04/30/17	5,503,725	0.8
1,860,000		(1)	CorpSource Finance Holdings, LLC, Second Lien, 04/30/18	1,878,600	0.3
997,500			First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	1,009,138	0.1
500,000			First American Payment Systems, Second Lien, 10.750%, 03/30/19	506,875	0.1
4,000,000		(1)	First Data Corporation, 2017 New Term Loan, 4.199%, 03/24/17	3,992,500	0.6
5,000,000			First Data Corporation, 2018 Term Loan, 4.204%, 03/24/18	4,988,395	0.7
1,097,462			GCA Services, Term Loan B, 5.250%, 10/31/19	1,107,408	0.2
5,948,979			Go Daddy Operating Company, LLC, Term Loan, 4.250%, 12/17/18	5,989,878	0.9
2,161,456			Information Resources, Inc., Term Loan, 4.500%, 12/01/17	2,185,772	0.3
EUR	1,285,000		Intertrust Group, Term Loan B, 4.618%, 02/04/20	1,684,870	0.2
450,000			Intertrust Group, Term Loan B, 4.699%, 02/04/20	454,360	0.1
1,250,000		(1)	ISS Holding A/S, Term Loan B12, 04/30/18	1,261,524	0.2
1,425,000		(1)	Learning Care Group, Term Loan, 05/15/19	1,430,938	0.2
3,942,521			Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	4,011,515	0.6
2,727,922			Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	2,756,906	0.4
5,414,552			Quintiles Transnational Corp., B-2, 4.500%, 06/08/18	5,497,465	0.8
2,800,000		(1)	RentPath, Inc., Term Loan B, 05/31/20	2,768,500	0.4
1,496,250			SGS International, Term Loan, 5.000%, 10/15/19	1,508,407	0.2
1,400,000			Ship US Bidco, Inc. (Worldpay), Term Loan B2 (size TBC), 5.250%, 10/15/17	1,416,100	0.2
1,130,000		(1)	Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 11/30/19	1,142,995	0.2
GBP	1,140,000	(1)	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 11/30/19	1,752,620	0.3
780,000		(1)	Ship US Bidco, Inc. (Worldpay), Term Loan C2$, 11/30/19	789,994	0.1
1,720,688			Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	1,746,487	0.3
2,800,000			Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/15/20	2,843,716	0.4
3,635,000			SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/05/19	3,698,612	0.5
622,222			Sutherland Global Services, Term Loan Cayman, 7.250%, 03/15/19	623,778	0.1
1,377,778			Sutherland Global Services, Term Loan US, 7.250%, 03/15/19	1,381,222	0.2
1,197,000			Transfirst Holdings, Inc., First Lien Term Loan B, 6.250%, 12/31/17	1,210,466	0.2
287,805			U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, 07/28/17	290,503	0.0
1,660,296			U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	1,675,862	0.2
997,500			Vestcom International, Inc., Term Loan, 7.005%, 12/26/18	1,007,475	0.1
750,000			Wash Multi-Family Services, Term Loan, 5.250%, 01/31/19	755,625	0.1
3,448,530			Web.com Group, Inc., First Lien Term Loan, 5.500%, 10/27/17	3,487,326	0.5
10,631,281			West Corp, Term Loan B-8, 4.250%, 07/15/18	10,730,949	1.6
997,500			WIS International, First Lien, 5.753%, 12/01/18	1,004,358	0.1
500,000			WIS International, Second Lien, 10.250%, 06/01/19	515,000	0.1
				109,697,318	16.1
			Cable & Satellite Television: 5.3%
1,750,000		(1)	Mediacom Broadband LLC, Term Loan H, 01/01/21	1,757,656	0.3
1,200,000		(1)	New Wave Communications, First Lien Term Loan, 03/13/20	1,209,000	0.2
EUR	569,012		Numericable (YPSO France SAS), Term Loan B1 (Acq) - Extended, 4.867%, 06/16/16	745,540	0.1

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Cable & Satellite Television (continued)
EUR	1,946,588		Numericable (YPSO France SAS), Term Loan B1 (Recap) - Extended, 4.867%, 06/16/16	$2,550,489	0.4
EUR	984,400		Numericable (YPSO France SAS), Term Loan B2 (Acq) - Extended, 4.869%, 06/16/16	1,289,797	0.2
2,492,256			RCN Cable, Term Loan B, 6.250%, 02/25/20	2,519,235	0.4
2,224,805			San Juan Cable LLC, First Lien, 6.000%, 06/09/17	2,258,178	0.3
3,330,000			UPC Broadband Holding B.V, Term Loan AH, 3.250%, 06/30/21	3,330,000	0.5
6,000,000		(1)	Virgin Media Investment Holdings Limited, Term Loan B, 02/13/20	6,007,914	0.9
GBP	3,250,000	(1)	Virgin Media Investment Holdings Limited, Term Loan B, 02/05/20	4,982,773	0.7
2,394,000			WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/01/19	2,417,940	0.3
6,897,875			Wideopenwest Finance, LLC, Term Loan B, 4.750%, 03/27/19	6,962,543	1.0
				36,031,065	5.3
			Chemicals & Plastics: 7.1%
3,937,500		(1)	Arysta LifeScience Corporation, First Lien Term Loan, 05/29/20	3,964,570	0.6
4,250,000			Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 4.750%, 02/01/20	4,299,143	0.6
EUR	925,000		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B, 5.250%, 02/01/20	1,216,596	0.2
1,657,708			AZ Chem US Inc., Term Loan B, 5.256%, 12/17/17	1,678,429	0.3
1,492,164			Chemtura Corporation, Term Loan, 5.500%, 08/27/16	1,511,439	0.2
1,880,000			Cyanco Intermediate Corp., Term Loan B, 5.500%, 05/01/20	1,901,150	0.3
650,000			Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	662,188	0.1
1,246,875			Houghton International, Inc., US First Lien Term Loan, 5.250%, 12/20/19	1,260,902	0.2
6,454,812			Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 05/04/18	6,466,915	1.0
4,000,000		(1)	Ineos US Finance LLC, Cash Dollar Term Loan, 05/04/18	4,007,500	0.6
EUR	1,000,000	(1)	Ineos US Finance LLC, Cash Euro Term Loan, 05/04/18	1,303,417	0.2
1,278,399			KLEOPATRA LUX 2 S.À. R.L, New Term Loan B, 5.750%, 12/21/16	1,298,374	0.2
559,633			Monarch, First Lien Term Loan B-1, 4.500%, 10/01/19	565,405	0.1
290,367			Monarch, First Lien Term Loan B-2, 4.500%, 10/01/19	293,361	0.0
EUR	1,150,000		Monarch, First Lien Term Loan Euro, 4.750%, 10/01/19	1,504,128	0.2
250,000			Monarch, Second Lien Term Loan, 8.250%, 04/01/20	257,500	0.0
4,250,000			Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/20/20	4,298,573	0.6
8,682,686			Univar Inc., Term Loan B, 5.000%, 06/30/17	8,653,225	1.3
2,930,400			Vantage Specialties Inc., Term Loan B, 5.000%, 02/11/18	2,974,356	0.4
				48,117,171	7.1
			Clothing/Textiles: 0.2%
157,527			Totes Isotoner Corporation, Delayed Draw First Lien Term Loan, 7.292%, 07/07/17	158,708	0.0
1,519,229			Totes Isotoner Corporation, First Lien Term Loan, 7.255%, 07/07/17	1,530,624	0.2
				1,689,332	0.2
			Conglomerates: 2.0%
4,477,567			Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/10/16	4,383,538	0.6
1,270,000			Jason Incorporated, Term Loan, 5.000%, 03/01/19	1,273,175	0.2
3,990,000			ServiceMaster Company, Term Loan, 4.250%, 02/28/17	4,008,270	0.6
968,929			Spectrum Brands, Inc., Term Loan, 4.507%, 10/31/19	982,615	0.1
CAD	781,089		Spectrum Brands, Inc., Term Loan, 5.029%, 10/31/19	757,205	0.1
1,179,000			Waterpik, Term Loan, 6.758%, 08/10/17	1,180,474	0.2
1,194,000			WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,209,671	0.2
				13,794,948	2.0
			Containers & Glass Products: 4.6%
500,000			Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/05/19	506,563	0.1
3,300,000			Berry Plastics Corporation, Incremental Term Loan, 3.500%, 02/01/20	3,305,158	0.5
897,750			Bway Holding Corporation, Term Loan B, 4.500%, 08/06/17	909,346	0.1
2,000,000			EveryWare, Inc., Term Loan, 7.500%, 04/17/20	2,025,000	0.3

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets

			Containers & Glass Products (continued)
3,007,813			Husky Injection Molding Systems, Ltd, Term Loan B, 5.750%, 06/30/18	$3,045,098	0.4
1,085,000		(1)	Otter Products, Term Loan B, 05/17/19	1,091,781	0.2
3,400,000		(1)	Pact Group (USA) Inc, Term Loan, 05/29/20	3,438,250	0.5
2,292,116			Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	2,317,902	0.3
9,473,762			Reynolds Group Holdings Inc, Term Loan, 4.750%, 09/26/18	9,578,646	1.4
EUR	971,938		Reynolds Group Holdings Inc, Term Loan, 5.000%, 09/26/18	1,275,439	0.2
2,679,750			TricorBraun, Term Loan, 5.503%, 04/30/18	2,696,498	0.4
1,025,000		(1)	WNA Holdings Inc (a.k.a Waddington Group), USD First Lien Term Loan, 05/23/20	1,032,047	0.2
				31,221,728	4.6
			Cosmetics/Toiletries: 1.0%
2,200,000		(1)	KIK Custom Products, Inc., First Lien, 05/15/19	2,189,000	0.3
4,475,000			Sun Products Corporation (The), Term Loan B, 5.500%, 04/01/20	4,518,354	0.7
				6,707,354	1.0
			Drugs: 0.5%
2,887,500			Jazz Pharmaceuticals Inc., Term Loan, 5.250%, 05/30/18	2,903,742	0.4
741,667			Prestige Brands, Term B-1, 3.750%, 01/31/19	750,628	0.1
				3,654,370	0.5
			Ecological Services & Equipment: 1.4%
3,106,399			4L Holdings Inc., Term Loan, 6.765%, 05/06/18	3,127,109	0.5
5,486,250			ADS Waste Holdings, Inc., Term Loan B, 4.250%, 10/01/19	5,530,826	0.8
693,000			WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	697,331	0.1
				9,355,266	1.4
			Electronics/Electrical: 8.9%
4,486,250			Attachmate Corporation, First Lien Term Loan, 7.272%, 11/15/17	4,555,787	0.7
1,000,000			Blackboard Inc., Second Lien Term Loan B, 11.500%, 10/01/19	1,025,000	0.2
6,077,747			Blackboard Inc., Term Loan B-2, 6.250%, 10/01/18	6,196,263	0.9
2,300,000		(1)	CDW LLC, Term Loan B, 04/29/20	2,297,125	0.3
4,824,309			Epicor Software Corporation, Term Loan, 5.000%, 05/16/18	4,890,643	0.7
1,000,000			Eze Castle Software, Inc., First Lien Term Loan, 5.000%, 03/18/20	1,012,500	0.1
225,000			Eze Castle Software, Inc., Second Lien Term Loan, 8.750%, 03/18/21	230,203	0.0
7,342,240			Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	7,399,142	1.1
EUR	2,000,000		Greeneden U.S. Holdings II, L.L.C., Term Loan, 4.750%, 02/08/20	2,609,383	0.4
1,402,734			Hyland Software, Inc., First Lien Term Loan, 5.500%, 10/24/19	1,413,694	0.2
6,699,459			Infor (US), Inc., Term Loan B2, 5.340%, 04/05/18	6,782,157	1.0
2,855,924			Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	2,880,913	0.4
577,706			Microsemi Corporation, Term Loan, 3.750%, 02/19/20	582,761	0.1
1,688,625			Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	1,694,253	0.3
5,680,249			RedPrairie Corporation, First Lien Term Loan, 6.750%, 12/14/18	5,782,022	0.9
1,400,000			RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/14/19	1,482,834	0.2
1,095,619			Riverbed Technology, Inc., Term Loan, 4.000%, 12/18/19	1,110,912	0.2
5,193,738			Sabre Inc., Term B Facility, 5.253%, 02/15/19	5,273,270	0.8
2,713,444			SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	2,735,491	0.4
280,701			SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	283,157	0.0
				60,237,510	8.9
			Equipment Leasing: 0.2%
250,000			Brock Holdings, Inc., New Second Lien Term Loan, 10.000%, 03/16/18	254,688	0.0
1,121,882			Brock Holdings, Inc., New Term Loan B, 6.011%, 03/16/17	1,141,515	0.2
				1,396,203	0.2
			Financial Intermediaries: 0.8%
775,000			Duff & Phelps, Term Loan, 4.500%, 03/15/20	781,781	0.1
3,339,773			MIP Delaware, LLC, Term Loan, 4.000%, 03/05/20	3,364,821	0.5
1,100,000			MoneyGram International, Inc., Term Loan B, 4.250%, 04/01/20	1,108,250	0.2
				5,254,852	0.8

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

	Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

			Food Products: 2.3%
	3,491,250		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 06/30/17	$3,517,434	0.5
	3,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 09/30/17	3,090,000	0.4
	1,800,000		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 03/31/19	1,811,250	0.3
	2,450,000	(1)	CSM Bakery Supplies, First Lien Term Loan, 06/30/20	2,446,938	0.4
	1,000,000	(1)	CSM Bakery Supplies, Second Lien Term Loan, 06/30/21	1,010,625	0.1
	2,000,000		Dole Food Company, Inc., Term Loan, 3.750%, 04/30/20	2,012,708	0.3
	2,055,639		NPC International, Term Loan B, 4.500%, 12/28/18	2,091,613	0.3
				15,980,568	2.3
			Food Service: 2.0%
	1,183,991		Hearthside Food Solutions, LLC, Term Loan, 6.503%, 06/07/18	1,195,831	0.2
	2,227,500		Landry’s Restaurants, Term Loan, 4.750%, 04/30/18	2,258,591	0.3
	3,900,000		OSI Restaurant Partners, Inc., Term Loan, 3.500%, 10/09/19	3,908,775	0.6
	1,243,750		P.F. Chang’s China Bistro, Inc., Term Loan B, 5.250%, 06/30/19	1,263,961	0.2
	5,000,000		Weight Watchers International, Inc., Term Loan B-2, 3.750%, 04/01/20	5,011,960	0.7
				13,639,118	2.0
			Food/Drug Retailers: 2.0%
	907,742		Albertsons LLC, Term Loan B1, 4.250%, 05/10/16	914,691	0.1
	592,258		Albertsons LLC, Term Loan B2, 4.750%, 05/10/19	594,356	0.1
	1,500,000		Del Taco, Term Loan, 6.267%, 10/01/18	1,510,313	0.2
	2,900,000		Rite Aid Corporation, Tranche 6 Term Loan, 4.000%, 02/28/20	2,932,987	0.4
	2,519,390		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	2,481,861	0.4
	3,587,000		Sprouts Farmers Market, Term Loan, 4.500%, 04/15/20	3,600,451	0.5
	1,599,052	(1)	Supervalu, Real Estate Term Loan, 03/31/19	1,619,240	0.3
				13,653,899	2.0

			Forest Products: 0.1%
	650,000	(1)	Xerium Technologies, Inc., Term Loan B, 05/01/19	656,906	0.1

			Health Care: 8.8%
	972,563		ATI Physical Therapy, Term Loan B, 5.750%, 01/31/20	988,975	0.1
	1,985,000		Bausch & Lomb, Inc., Term Loan B, 5.250%, 04/30/19	1,994,373	0.3
EUR	3,970,000		Bausch & Lomb, Inc., Term Loan B, 5.750%, 04/30/19	5,211,837	0.8
	3,310,584		Bright Horizons Family Solutions Inc., Term Loan B, 4.003%, 01/31/20	3,339,552	0.5
	1,500,000		BSN Medical, Term Loan B1A, 5.000%, 08/28/19	1,522,500	0.2
	1,184,368		CHG Medical Staffing, Inc., First Lien Term Loan, 5.000%, 11/20/19	1,203,614	0.2
	400,000		CHG Medical Staffing, Inc., Second Lien Term Loan, 9.000%, 11/20/20	410,250	0.1
	2,168,873		ConvaTec, Dollar Term Loan, 5.000%, 12/22/16	2,202,085	0.3
	3,258,814		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,303,623	0.5
	1,587,525		Emdeon, Inc., B-2, 3.750%, 11/02/18	1,603,400	0.2
	2,548,445		Emergency Medical Services Corporation, Term Loan B, 4.000%, 05/25/18	2,571,200	0.4
	3,290,552		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	3,318,522	0.5
	1,847,004		Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	1,862,877	0.3
	6,433,797		Kinetic Concepts, Inc., USD C-1, 5.500%, 05/04/18	6,543,679	1.0
	3,209,414		Onex Carestream Finance LP, Term Loan B, 5.000%, 02/25/17	3,224,659	0.5
	950,000	(1)	Packaging Coordinators, Inc., First Lien Term Loan B, 05/31/20	959,500	0.1
	3,681,523		Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/28/19	3,704,150	0.5
	1,975,050		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 11/01/17	1,997,680	0.3
	1,732,500		Press Ganey, First Lien, 5.250%, 04/30/18	1,745,494	0.2
	189,474		Press Ganey, Second Lien, 8.250%, 08/31/18	192,316	0.0
	2,481,250		Select Medical Corporation, Incremental Term Loan, 5.501%, 06/01/18	2,499,859	0.4

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets

			Health Care (continued)
1,319,102			Skilled Healthcare Group, Inc., New Term Loan, 6.750%, 04/08/16	$1,333,118	0.2
700,000			Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	707,000	0.1
1,274,425			Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, 06/29/18	1,280,797	0.2
550,000			Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	553,781	0.1
3,678,800			United Surgical Partners International, Inc., Incremental Term Loan, 7.000%, 04/01/19	3,720,187	0.5
1,995,000			VWR International Inc., New Extended Term Loan B, 4.204%, 04/03/17	2,013,703	0.3
				60,008,731	8.8

			Home Furnishings: 1.5%
4,987,500			AOT Bedding Super Holdings, LLC, Term Loan B, 5.003%, 10/01/19	5,031,140	0.7
748,458			Hillman Group (The), Inc., Term Loan B, 4.250%, 05/31/17	757,814	0.1
2,429,244			Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	2,461,128	0.4
1,989,905			Protection One, Inc., Term Loan B, 5.750%, 03/15/19	2,019,754	0.3
				10,269,836	1.5

			Industrial Equipment: 4.2%
795,949			Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	804,904	0.1
1,346,625			Ameriforge Group Inc., First Lien Term Loan, 6.000%, 01/30/20	1,363,458	0.2
582,500			Ameriforge Group Inc., Second Lien Term Loan, 9.750%, 01/30/21	599,975	0.1
2,925,000			Apex Tool Group, Term Loan B, 4.500%, 02/01/20	2,947,461	0.4
2,000,000			Doncasters Group Limited, First Lien Term Loan, 5.500%, 03/29/20	2,021,250	0.3
2,412,478			Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	2,433,587	0.4
3,752,944			Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	3,779,497	0.6
1,350,000		(1)	Generac Power Systems, Inc., Term Loan B, 05/15/20	1,355,906	0.2
3,715,688			Hamilton Sundstrand Industrial, Term Loan, 4.000%, 12/14/19	3,723,234	0.5
4,720,000			Schaeffler AG, Term Loan C, 4.250%, 01/27/17	4,786,647	0.7
EUR	2,000,000		Schaeffler AG, Term Loan C, 4.750%, 01/27/17	2,620,742	0.4
EUR	853,856		Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	1,114,019	0.2
730,901			Terex Corporation, Term Loan, 4.500%, 04/28/17	743,921	0.1
				28,294,601	4.2

			Insurance: 2.9%
3,990,000			Alliant Holdings, I, LLC, Term Loan B, 5.000%, 12/20/19	4,043,618	0.6
2,930,655			AmWINS Group, Inc., Term Loan, 5.000%, 09/30/19	2,963,625	0.4
2,432,808			Applied Systems Inc., First Lien Term Loan, 4.250%, 12/08/16	2,460,177	0.4
650,000			Applied Systems Inc., Second Lien Term Loan, 9.500%, 06/08/17	658,666	0.1
1,900,000		(1)	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 04/15/20	1,922,562	0.3
1,400,000		(1)	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 10/15/20	1,428,000	0.2
2,936,990			Sedgwick Holdings, Inc., Term Loan B-2, 4.000%, 05/28/16	2,960,853	0.4
3,381,525			USI, Inc., Term Loan B, 5.250%, 12/31/19	3,415,340	0.5
				19,852,841	2.9

			Leisure Good/Activities/Movies: 4.3%
4,646,439			24 Hour Fitness Worldwide, Inc, Term LoanB, 7.500%, 04/22/16	4,702,582	0.7
2,475,063			Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 6.000%, 04/30/19	2,514,767	0.4
2,500,000			Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 02/01/20	2,523,438	0.4
500,000			Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 06/30/20	504,687	0.1
1,822,087			FGI Operating, Add-On Term Loan, 5.500%, 04/30/19	1,822,087	0.3
4,189,500			Getty Images, Inc, Term Loan B, 4.750%, 10/31/19	4,222,417	0.6
2,625,000		(1)	Kasima, LLC (aka Digital Cinema Implementation Partners), Term Loan, 05/15/21	2,638,671	0.4
162,857			NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	169,236	0.0

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

		Leisure Good/Activities/Movies (continued)
448,875		NEP/NCP Holdco, Inc, Term Loan B, 4.750%, 01/22/20	$454,346	0.0
3,267,692		SRAM, LLC, First Lien Term Loan, 4.766%, 04/01/20	3,292,200	0.5
775,000		Warner Music Group, Term Loan, 3.750%, 07/01/20	778,552	0.1
2,725,125		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,771,111	0.4
2,992,500		Zuffa, LLC, Term Loan, 5.750%, 02/15/20	3,013,073	0.4
			29,407,167	4.3

		Lodging & Casinos: 6.3%
3,778,125		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	3,829,398	0.6
1,505,000		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	1,512,838	0.2
2,022,584		Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.443%, 01/28/18	1,789,671	0.3
7,861,600		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.454%, 01/28/18	7,060,700	1.0
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	1,300,500	0.2
3,746,175		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/01/18	3,810,954	0.6
1,000,000		Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	1,011,250	0.1
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	510,625	0.1
845,005	(2), (3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	137,313	0.0
1,690,010	(2), (3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	274,627	0.0
857,479		Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	871,413	0.1
1,310,733		Golden Nugget, Inc., Delayed Draw Term Loan, 3.210%, 06/30/14	1,270,756	0.2
2,302,746		Golden Nugget, Inc., First Lien Term Loan, 3.210%, 06/30/14	2,232,512	0.3
550,000	(1)	Horseshoe Baltimore, Funded Term Loan B, 05/31/20	567,187	0.1
2,418,938		MGM Resorts International, Term Loan B, 4.250%, 12/20/19	2,452,387	0.4
2,992,500		Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	3,059,831	0.5
6,000,000	(1)	Scientific Games International, Inc., Term Loan B, 09/30/20	5,972,502	0.9
4,250,000		Station Casinos LLC, Term Loan, 5.000%, 02/28/20	4,305,781	0.6
529,630		Twin River Management Group, Inc., Term Loan B, 5.250%, 09/01/18	538,677	0.1
			42,508,922	6.3

		Nonferrous Metals/Minerals: 0.9%
2,730,000		Constellium Holdco BV, Term Loan B, 6.250%, 03/18/20	2,798,250	0.4
2,057,656		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	2,075,019	0.3
750,000	(1)	Murray Energy Corporation, Term Loan B, 05/31/19	757,500	0.1
448,867		Noranda Aluminum Acquisition Corp., Term Loan, 5.750%, 02/28/19	452,794	0.1
			6,083,563	0.9

		Oil & Gas: 1.7%
1,390,432		Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	1,416,503	0.2
700,000	(1)	Crestwood Holdings LLC, Term Loan, 05/30/19	712,250	0.1
5,250,148		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	5,189,445	0.8
800,000		Ruby Western Pipeline Holdings, LLC, Term Loan B, 3.500%, 03/30/20	804,000	0.1
1,300,000		Samson Investment Company, Second Lien Term Loan, 6.000%, 09/28/18	1,313,000	0.2
1,895,250		Tervita Corporation (fka CCS Inc.), Term Loan, 7.250%, 05/15/18	1,919,957	0.3
			11,355,155	1.7

		Publishing: 4.1%
854,953		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	778,007	0.1
5,950,066		Cengage Learning, Inc., Extended Term Loan B, 5.710%, 07/31/17	4,696,090	0.7
1,600,000		Cenveo Corporation, Term Loan B, 6.250%, 03/31/20	1,618,000	0.2
1,381,916		Dex Media East, LLC, Term Loan, 6.000%, 10/24/14	1,127,413	0.2
1,450,201		Dex Media West, LLC, Term Loan, 8.000%, 10/24/14	1,244,755	0.2

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets

			Publishing (continued)
760,873			Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 5.550%, 12/31/16	$767,689	0.1
320,098			Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 5.550%, 12/31/16	322,966	0.0
2,122,344			Flint Group Holdings S.A.R.L., Term Loan B9 new add-on, 5.550%, 12/31/16	2,141,356	0.3
1,155,731			Flint Group Holdings S.A.R.L., Term Loan C7, 5.550%, 12/31/16	1,166,084	0.2
1,500,000			McGraw Hill Global Education, Term Loan B, 9.000%, 03/29/19	1,497,499	0.2
897,750			Merrill Communications, LLC, Term Loan B, 7.250%, 03/30/18	905,605	0.1
1,748,234			Nelson Canada, ‘1ST Lien-C$ 330 mm, 2.810%, 07/03/14	1,429,181	0.2
2,140,132			Penton Media, Inc, Term Loan B, 6.000%, 08/01/14	2,091,979	0.3
3,577,026			R.H. Donnelley Corporation, Term Loan, 9.750%, 10/24/14	2,810,201	0.4
6,092,575			SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	5,136,802	0.8
1,515,303		^, (3)	Yell Group PLC, New Term Loan B, 07/31/14	352,037	0.1
				28,085,664	4.1

			Radio & Television: 5.5%
1,350,960			Barrington Broadcasting Group, Term Loan B, 7.500%, 06/30/17	1,356,026	0.2
6,921,330			Clear Channel Communications, Inc., Term Loan B, 3.854%, 01/28/16	6,410,882	0.9
4,723,915			Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 12/09/18	4,794,774	0.7
1,936,853			Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, 02/11/19	2,015,941	0.3
1,248,933			Entercom Communications Corporation, B-1, 5.028%, 11/22/18	1,270,009	0.2
648,372			FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	658,632	0.1
500,000			Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/28/17	506,250	0.1
1,750,000			Nine Entertainment, Term Loan, 3.500%, 02/06/20	1,763,489	0.3
712,313			Raycom TV Broadcasting, LLC, Term Loan B, 4.250%, 05/31/17	719,436	0.1
1,630,000			Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,653,757	0.2
EUR	1,515,292		TDF SA, Extended Term Loan B, 4.119%, 01/29/16	1,856,148	0.3
EUR	1,515,292		TDF SA, Term Loan C, 4.117%, 01/29/16	1,856,148	0.3
3,750,000		(1)	Univision Communications, Inc., New First Lien Term Loan, 03/01/20	3,729,686	0.5
8,500,000			Univision Communications, Inc., Term Loan C2, 4.750%, 02/13/20	8,502,125	1.3
				37,093,303	5.5

			Retailers (Except Food & Drug): 11.5%
5,135,195			Academy Ltd., Term Loan (2012 refi), 4.750%, 08/03/18	5,191,682	0.8
GBP	3,000,000		B&M Retail Ltd, Facility B, 6.006%, 02/28/20	4,567,276	0.7
3,919,498			Bass Pro Group, LLC, Term Loan B, 4.042%, 11/20/19	3,954,326	0.6
9,552,060			BJs Wholesale Club, First Lien Term Loan, 4.250%, 09/27/18	9,613,470	1.4
2,363,364			BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/27/19	2,436,234	0.3
2,729,375			Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 6.500%, 05/15/19	2,771,680	0.4
2,521,000		(1)	J.C. Penney Corporation, Inc., Senior Secured Term Loan, 05/23/18	2,560,391	0.4
1,661,404			Jo-Ann Stores, Inc., Term Loan B, 4.000%, 03/18/18	1,680,082	0.2
1,273,012			Leslies Poolmart, Inc., Term Loan, 5.250%, 10/15/19	1,287,652	0.2
2,800,000			Michaels Stores, Inc., Term Loan B, 3.750%, 01/30/20	2,820,698	0.4
2,347,659			Neiman Marcus Group, Inc, Term Loan B, 4.000%, 05/15/18	2,352,270	0.3
652,341			Neiman Marcus Group, Inc, Term Loan, 4.000%, 05/16/18	653,622	0.1
1,614,107			Northern Tool & Equipment Company, Inc., Term Loan, 7.018%, 12/10/19	1,642,354	0.2
2,889,830			Ollie’s Holdings, Inc., Term Loan, 6.250%, 09/25/19	2,907,892	0.4
4,500,000			OneStopPlus, Term Loan B, 5.500%, 02/01/20	4,559,062	0.7
5,985,000			Party City Holdings Inc, Term Loan B, 4.250%, 07/27/19	6,019,414	0.9
1,834,113			Pep Boys, Term Loan B, 5.000%, 10/01/18	1,859,332	0.3

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
			Retailers (Except Food & Drug) (continued)
791,268		(1)	Pilot Travel Centers LLC, Incremental Term Loan B, 08/04/19	$786,323	0.1
1,330,892		(1)	Pilot Travel Centers LLC, Term Loan B, 03/30/18	1,316,474	0.2
3,081,018			Savers, Term Loan B, 5.000%, 07/09/19	3,124,666	0.5
1,455,300			Sleepy’s Holdings, LLC, Term Loan, 7.250%, 03/19/19	1,473,491	0.2
1,592,000			Sportsman’s Warehouse, Inc., Term Loan, 8.500%, 11/15/18	1,607,920	0.2
2,474,721			The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	2,438,459	0.4
2,659,977			Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	2,673,820	0.4
659,524			Toys “R” Us, Inc., Term Loan B-2, 5.250%, 05/25/18	652,104	0.1
951,792			Toys “R” Us, Inc., Term LoanB-3, 5.250%, 05/25/18	944,654	0.1
EUR	3,506,330		Vivarte S.A.S., New Term B2 Finartex, 5.173%, 03/31/18	3,806,543	0.6
2,482,112			Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	2,501,969	0.4
				78,203,860	11.5
			Steel: 0.9%
5,970,000			FMG Resources (August 2006) Pty Ltd, Term Loan, 5.250%, 10/16/17	6,015,605	0.9
			Surface Transport: 0.5%
1,197,000			Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	1,205,043	0.2
2,308,333			Wabash National Corporation, Term Loan, 6.101%, 05/15/19	2,338,630	0.3
				3,543,673	0.5
			Telecommunications: 6.8%
1,000,000			Alcatel-Lucent, Asset Sale Loan, 6.250%, 07/23/16	1,016,000	0.2
EUR	2,418,938		Alcatel-Lucent, Euro Term Loan, 7.750%, 01/23/19	3,194,241	0.5
1,895,250			Alcatel-Lucent, US Term Loan, 7.250%, 01/23/19	1,920,719	0.3
11,163,829			Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	11,266,168	1.7
2,743,125			Consolidated Communications, Inc., Term Loan B-3, 5.250%, 12/31/18	2,780,843	0.4
1,000,000			Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	1,006,875	0.1
3,548,387			Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	3,563,911	0.5
850,000		(1)	Global Tel*Link Corporation, Second Lien Term Loan, 11/23/20	841,500	0.1
584,320			Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	589,251	0.1
600,000			Level 3 Financing, Inc, 2019 Term Loan, 5.250%, 08/01/19	607,500	0.1
4,000,000			Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	4,048,332	0.6
2,725,000			Lightower Fiber Networks, First Lien, 4.500%, 04/19/20	2,755,656	0.4
600,000			Securus Technologies, Inc., First Lien Term Loan, 4.750%, 04/19/20	605,438	0.1
2,977,500			Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	2,997,970	0.4
4,033,104			U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	4,039,154	0.6
4,815,739			Zayo Group, LLC, Term Loan B, 4.500%, 07/02/19	4,856,673	0.7
				46,090,231	6.8
			Utilities: 3.7%
347,228			Calpine Corp, Term Loan B-1, 4.500%, 04/01/18	351,280	0.0
1,965,000			Calpine Corp, Term Loan B-2, 4.500%, 04/01/18	1,990,791	0.3
700,000		(1)	Channelview Cogeneration, Term Loan, 05/15/20	704,812	0.1
3,593,846			Dynegy Inc., B-2 Term Loan, 4.000%, 04/15/20	3,615,934	0.5
2,447,881			EquiPower Resources Holdings, LLC, Term Loan B, 5.500%, 12/21/18	2,492,249	0.4
2,000,000		(1)	EquiPower Resources Holdings, LLC, Term Loan C, 12/15/19	2,012,500	0.3
2,500,000			La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	2,503,645	0.4
2,830,241			Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	2,083,765	0.3
470,748			Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	471,925	0.1

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
		Utilities (continued)
12,292,525	(1)	Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.733%, 10/10/17	$8,946,660	1.3
			25,173,561	3.7
		Total Senior Loans (Cost $887,006,920)	886,967,544	130.4
OTHER CORPORATE DEBT: 0.0%
		Electronics/Electrical: 0.0%
677		Flextronics International, Ltd., A Term Loan, 2.450%, 10/01/14	679	0.0
804		Flextronics International, Ltd., A-1-A DD Term Loan, 2.450%, 10/01/14	806	0.0
		Total Other Corporate Debt (Cost $1,467)	1,485	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 2.3%
231	@, X	AR Broadcasting (Warrants)	$—	0.0
888,534	@, R, X	Ascend Media (Residual Interest)	—	0.0
2,923,549	@	Carador Placing	3,011,255	0.4
2,609	@, X, (3)	Caribe Media Inc.	—	0.0
109,874	@	Cumulus Media Inc . (Class A Common Shares)	407,633	0.1
18,583	@	Dex Media Inc.	343,228	0.1
9	@, X	Faith Media Holdings, Inc. (Residual Interest)	174,607	0.0
24,471	@	Glodyne Techoserve, Ltd.	4,523	0.0
748,143	@, X	GTS Corp.	—	0.0
29,687	@	Hawaiian Telcom	765,034	0.1
309		LyondellBassell Industrial (Class A Shares)	20,595	0.0
9,788	@	Mega Brands	138,318	0.0
193,003	@	Metro-Goldwyn-Mayer, Inc.	10,603,102	1.6
106,702	@, X	Northeast Biofuels (Residual Interest)	—	0.0
30,003	@, R, X	Safelite Realty Corporation	141,914	0.0
19,404	@, X	U.S. Shipping Partners, L.P.	—	0.0
275,292	@, X	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets (Cost $7,804,145)	15,610,209	2.3
		Total Investments (Cost $894,812,532)	$902,579,238	132.7
		Liabilities in Excess of Other Assets	(222,588,394)	(32.7)
		Net Assets	$679,990,844	100.0

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	†	Unless otherwise indicated, principal amount is shown in USD.
	@	Non-income producing security
	R	Restricted Security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.
	^	This Senior Loan Interest is non-income producing.
	(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Loan is on non-accrual basis.

	CAD	Canadian Dollar
	EUR	EU Euro
	GBP	British Pound
		Cost for federal income tax purposes is $896,199,959.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation	$17,952,591
		Gross Unrealized Depreciation	(11,573,312)
		Net Unrealized Appreciation	$6,379,279

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Equities and Other Assets	$4,686,063	$10,607,625	$316,521	$15,610,209
Other Corporate Debt	—	1,485	—	1,485
Senior Loans	—	886,967,544	—	886,967,544
Total Investments, at fair value	$4,686,063	$897,576,654	$316,521	$902,579,238
Other Financial Instruments+
Forward Foreign Currency Contracts	—	168,952	—	168,952
Total Assets	$4,686,063	$897,745,606	$316,521	$902,748,190
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(6,365)	$—	$(6,365)
Total Liabilities	$—	$(6,365)	$—	$(6,365)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2013, the following forward foreign currency contracts were outstanding for the ING Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Canadian Dollar	943,000	Sell	03/15/13	$932,436	$909,383	$23,053
State Street Bank	EU Euro	14,441,800	Sell	03/15/13	18,860,411	18,749,330	111,081
State Street Bank	Swedish Krona	14,037,500	Sell	03/15/13	18,221,377	18,227,742	(6,365)
State Street Bank	Swedish Krona	1,584,500	Sell	03/15/13	2,425,299	2,405,504	19,795
State Street Bank	British Pound	1,570,500	Sell	06/17/13	2,398,750	2,383,727	15,023
							$162,587

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Derivative Type	Fair Value

Asset Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$168,952
Total Asset Derivatives		$168,952

Liability Derivatives

Foreign exchange contracts	Forward foreign currency contracts	$6,365
Total Liability Derivatives		$6,365

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2013 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013 (1):

Counterparty	Total Fair Value of OTC Derivative Instruments (2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013 (3)
State Street Bank	$162,587	$—	$162,587

(1)         Please refer to the table above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)         Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)         Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default.

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 26, 2013

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 26, 2013